Distribution Date:	11/18/21	Morgan Stanley Capital I Trust 2021-L6
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2021-L6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Additional Information	6		Executive Vice President - Division Head	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Cash Flows	7		10851 Mastin Street, Building 82, Suite 300, | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	9-13		Andrew Hundertmark	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17	Representations Reviewer
Principal Prepayment Detail	18		MSC 2021-L6 Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Historical Detail	19		600 Third Avenue, 40th Floor, | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61692CAW8	0.746000%	20,900,000.00	20,116,247.76	257,454.52	12,505.60	0.00	0.00	269,960.12	19,858,793.24	30.04%	30.00%
A-2	61692CAX6	2.126000%	117,800,000.00	117,800,000.00	0.00	208,702.33	0.00	0.00	208,702.33	117,800,000.00	30.04%	30.00%
A-SB	61692CAY4	2.250000%	26,900,000.00	26,900,000.00	0.00	50,437.50	0.00	0.00	50,437.50	26,900,000.00	30.04%	30.00%
A-3	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00	30.04%	30.00%
A-4	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00	30.04%	30.00%
A-S	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00	21.03%	21.00%
B	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00	14.52%	14.50%
C	61692CBX5	3.579619%	30,613,000.00	30,613,000.00	0.00	91,319.05	0.00	0.00	91,319.05	30,613,000.00	10.51%	10.50%
D	61692CAG3	2.500000%	19,134,000.00	19,134,000.00	0.00	39,862.50	0.00	0.00	39,862.50	19,134,000.00	8.01%	8.00%
E	61692CAJ7	2.500000%	14,349,000.00	14,349,000.00	0.00	29,893.75	0.00	0.00	29,893.75	14,349,000.00	6.13%	6.13%
F	61692CAL2	2.250000%	15,307,000.00	15,307,000.00	0.00	28,700.63	0.00	0.00	28,700.63	15,307,000.00	4.13%	4.13%
G-RR	61692CAN8	3.579619%	7,653,000.00	7,653,000.00	0.00	22,829.02	0.00	0.00	22,829.02	7,653,000.00	3.13%	3.13%
H-RR	61692CAQ1	3.579619%	23,917,112.00	23,917,112.00	0.00	71,279.62	0.00	0.00	71,279.62	23,917,112.00	0.00%	0.00%
V	61692CAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61692CAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			765,326,112.00	764,542,359.76	257,454.52	1,556,092.31	0.00	0.00	1,813,546.83	764,284,905.24

Notional Certificates
X-A	61692CBK3	1.354152%	535,728,000.00	534,944,247.76	0.00	603,663.22	0.00	0.00	603,663.22	534,686,793.24
X-B	61692CBL1	0.592901%	149,238,000.00	149,238,000.00	0.00	73,736.19	0.00	0.00	73,736.19	149,238,000.00
X-D	61692CAA6	1.079619%	33,483,000.00	33,483,000.00	0.00	30,124.06	0.00	0.00	30,124.06	33,483,000.00
X-F	61692CAC2	1.329619%	15,307,000.00	15,307,000.00	0.00	16,960.39	0.00	0.00	16,960.39	15,307,000.00
Notional SubTotal			733,756,000.00	732,972,247.76	0.00	724,483.86	0.00	0.00	724,483.86	732,714,793.24

Deal Distribution Total					257,454.52	2,280,576.17	0.00	0.00	2,538,030.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61692CAW8	962.49989282	12.31839809	0.59835407	0.00000000	0.00000000	0.00000000	0.00000000	12.91675215	950.18149474
A-2	61692CAX6	1,000.00000000	0.00000000	1.77166664	0.00000000	0.00000000	0.00000000	0.00000000	1.77166664	1,000.00000000
A-SB	61692CAY4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
A-3	61692CAZ1	1,000.00000000	0.00000000	1.83000000	0.00000000	0.00000000	0.00000000	0.00000000	1.83000000	1,000.00000000
A-4	61692CBE7	1,000.00000000	0.00000000	2.03666665	0.00000000	0.00000000	0.00000000	0.00000000	2.03666665	1,000.00000000
A-S	61692CBM9	1,000.00000000	0.00000000	2.29083335	0.00000000	0.00000000	0.00000000	0.00000000	2.29083335	1,000.00000000
B	61692CBS6	1,000.00000000	0.00000000	2.45916677	0.00000000	0.00000000	0.00000000	0.00000000	2.45916677	1,000.00000000
C	61692CBX5	1,000.00000000	0.00000000	2.98301539	0.00000000	0.00000000	0.00000000	0.00000000	2.98301539	1,000.00000000
D	61692CAG3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61692CAJ7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	61692CAL2	1,000.00000000	0.00000000	1.87500033	0.00000000	0.00000000	0.00000000	0.00000000	1.87500033	1,000.00000000
G-RR	61692CAN8	1,000.00000000	0.00000000	2.98301581	0.00000000	0.00000000	0.00000000	0.00000000	2.98301581	1,000.00000000
H-RR	61692CAQ1	1,000.00000000	0.00000000	2.98027705	0.00273862	0.00273862	0.00000000	0.00000000	2.98027705	1,000.00000000
V	61692CAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61692CAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61692CBK3	998.53703327	0.00000000	1.12680916	0.00000000	0.00000000	0.00000000	0.00000000	1.12680916	998.05646380
X-B	61692CBL1	1,000.00000000	0.00000000	0.49408455	0.00000000	0.00000000	0.00000000	0.00000000	0.49408455	1,000.00000000
X-D	61692CAA6	1,000.00000000	0.00000000	0.89968223	0.00000000	0.00000000	0.00000000	0.00000000	0.89968223	1,000.00000000
X-F	61692CAC2	1,000.00000000	0.00000000	1.10801529	0.00000000	0.00000000	0.00000000	0.00000000	1.10801529	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	12,505.60	0.00	12,505.60	0.00	0.00	0.00	12,505.60	0.00
A-2	10/01/21 - 10/30/21	30	0.00	208,702.33	0.00	208,702.33	0.00	0.00	0.00	208,702.33	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	50,437.50	0.00	50,437.50	0.00	0.00	0.00	50,437.50	0.00
A-3	10/01/21 - 10/30/21	30	0.00	295,654.80	0.00	295,654.80	0.00	0.00	0.00	295,654.80	0.00
A-4	10/01/21 - 10/30/21	30	0.00	424,783.49	0.00	424,783.49	0.00	0.00	0.00	424,783.49	0.00
X-A	10/01/21 - 10/30/21	30	0.00	603,663.22	0.00	603,663.22	0.00	0.00	0.00	603,663.22	0.00
X-B	10/01/21 - 10/30/21	30	0.00	73,736.19	0.00	73,736.19	0.00	0.00	0.00	73,736.19	0.00
X-D	10/01/21 - 10/30/21	30	0.00	30,124.06	0.00	30,124.06	0.00	0.00	0.00	30,124.06	0.00
X-F	10/01/21 - 10/30/21	30	0.00	16,960.39	0.00	16,960.39	0.00	0.00	0.00	16,960.39	0.00
A-S	10/01/21 - 10/30/21	30	0.00	157,790.31	0.00	157,790.31	0.00	0.00	0.00	157,790.31	0.00
B	10/01/21 - 10/30/21	30	0.00	122,333.71	0.00	122,333.71	0.00	0.00	0.00	122,333.71	0.00
C	10/01/21 - 10/30/21	30	0.00	91,319.05	0.00	91,319.05	0.00	0.00	0.00	91,319.05	0.00
D	10/01/21 - 10/30/21	30	0.00	39,862.50	0.00	39,862.50	0.00	0.00	0.00	39,862.50	0.00
E	10/01/21 - 10/30/21	30	0.00	29,893.75	0.00	29,893.75	0.00	0.00	0.00	29,893.75	0.00
F	10/01/21 - 10/30/21	30	0.00	28,700.63	0.00	28,700.63	0.00	0.00	0.00	28,700.63	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	22,829.02	0.00	22,829.02	0.00	0.00	0.00	22,829.02	0.00
H-RR	10/01/21 - 10/30/21	30	0.00	71,345.11	0.00	71,345.11	65.50	0.00	0.00	71,279.62	65.50
Totals			0.00	2,280,641.66	0.00	2,280,641.66	65.50	0.00	0.00	2,280,576.17	65.50

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3-1	61692CBA5	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61692CBB3	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61692CBC1	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61692CBD9	N/A	161,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	61692CBF4	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61692CBG2	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61692CBH0	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61692CBJ6	N/A	208,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	61692CBN7	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61692CBP2	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61692CBQ0	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61692CBJ6	N/A	68,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	61692CBT4	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61692CBU1	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61692CBV9	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61692CBW7	N/A	49,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	61692CBY3	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61692CBZ0	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61692CCA4	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61692CCB2	N/A	30,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	61692CAZ1	2.196000%	161,560,000.00	161,560,000.00	0.00	295,654.80	0.00	0.00	295,654.80	161,560,000.00
A-4 (EC)	61692CBE7	2.444000%	208,568,000.00	208,568,000.00	0.00	424,783.49	0.00	0.00	424,783.49	208,568,000.00
A-S (EC)	61692CBM9	2.749000%	68,879,000.00	68,879,000.00	0.00	157,790.31	0.00	0.00	157,790.31	68,879,000.00
B (EC)	61692CBS6	2.951000%	49,746,000.00	49,746,000.00	0.00	122,333.71	0.00	0.00	122,333.71	49,746,000.00
C (EC)	61692CBX5	3.579619%	30,613,000.00	30,613,000.00	0.00	91,319.05	0.00	0.00	91,319.05	30,613,000.00
Exchangeable Certificates Total			2,596,830,000.00	519,366,000.00	0.00	1,091,881.36	0.00	0.00	1,091,881.36	519,366,000.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,538,030.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,294,121.84	Master Servicing Fee	5,329.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,405.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.18
ARD Interest	0.00	Operating Advisor Fee	1,198.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	217.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,294,121.84	Total Fees	13,480.15

Principal		Expenses/Reimbursements
Scheduled Principal	257,454.52	Reimbursement for Interest on Advances	65.50
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	257,454.52	Total Expenses/Reimbursements	65.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,280,576.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	257,454.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,538,030.69
Total Funds Collected	2,551,576.36	Total Funds Distributed	2,551,576.34

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	764,542,360.67	764,542,360.67	Beginning Certificate Balance	764,542,359.76
(-) Scheduled Principal Collections	257,454.52	257,454.52	(-) Principal Distributions	257,454.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	764,284,906.15	764,284,906.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	764,542,360.67	764,542,360.67	Ending Certificate Balance	764,284,905.24
Ending Actual Collateral Balance	764,284,906.15	764,284,906.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.91)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.91)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	20	127,437,654.02	16.67%	108	3.7493	4.435003	1.60 or less	4	22,364,200.91	2.93%	115	4.8440	1.328462
10,000,001 to 20,000,000	12	175,901,028.00	23.02%	110	3.7735	2.040872	1.61 to 1.80	8	122,628,030.25	16.04%	115	4.0372	1.666193
20,000,001 to 30,000,000	4	100,019,934.82	13.09%	115	3.7164	2.045172	1.81 to 2.00	6	126,338,789.31	16.53%	153	3.3715	1.953577
30,000,001 to 40,000,000	5	185,926,289.31	24.33%	129	3.4268	2.349918	2.01 to 2.20	5	67,216,706.33	8.79%	110	3.6050	2.104324
40,000,001 to 50,000,000	2	100,000,000.00	13.08%	86	3.3885	3.510000	2.21 to 2.40	4	69,537,179.35	9.10%	70	3.6058	2.333187
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 or greater	17	356,200,000.00	46.61%	105	3.2028	4.210034
60,000,001 or greater	1	75,000,000.00	9.81%	115	2.3200	4.900000	Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607
Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	22,544,526.38	2.95%	126	3.9007	2.274197
							Industrial	6	69,409,131.60	9.08%	115	3.7404	1.994807
California	6	98,710,406.98	12.92%	114	3.4611	2.483220
							Mixed Use	6	37,657,303.37	4.93%	116	3.4528	8.375922
Colorado	2	26,920,789.69	3.52%	115	3.3777	2.180265
							Multi-Family	12	166,003,053.75	21.72%	115	3.1595	3.311337
Florida	5	40,638,900.71	5.32%	116	3.8705	2.058373
							Office	8	178,403,049.08	23.34%	76	3.8042	2.432262
Georgia	1	5,420,916.64	0.71%	56	4.1100	2.140000
							Other	1	22,462,500.00	2.94%	115	3.9380	2.000000
Illinois	2	29,530,852.28	3.86%	114	4.0383	1.685559
							Retail	14	229,323,579.04	30.00%	115	3.5111	2.927896
Indiana	2	13,902,536.47	1.82%	116	3.5544	2.095350
							Self Storage	13	61,026,289.31	7.98%	194	2.8973	2.135138
Kansas	1	3,200,000.00	0.42%	116	3.9470	1.710000
							Totals	60	764,284,906.15	100.00%	112	3.4846	2.988607
Louisiana	1	2,300,000.00	0.30%	116	3.9470	1.710000

Maryland	1	19,901,280.16	2.60%	116	4.4850	1.650000

Michigan	1	6,679,828.36	0.87%	236	2.5649	1.960000

Missouri	1	9,880,907.09	1.29%	114	4.8500	1.340000

New Jersey	2	34,962,500.00	4.57%	115	3.9666	1.874866

New York	13	145,750,000.00	19.07%	115	2.9628	5.406655

Ohio	2	9,985,815.26	1.31%	164	3.1177	2.867287

Oklahoma	1	15,225,000.00	1.99%	115	3.8400	2.020000

Pennsylvania	5	111,507,434.82	14.59%	83	3.6070	2.520621

Tennessee	1	3,036,286.16	0.40%	236	2.5649	1.960000

Texas	4	92,736,925.15	12.13%	124	3.3023	3.355086

Virginia	4	40,250,000.00	5.27%	91	3.3904	2.106460

Washington	2	31,200,000.00	4.08%	115	3.3862	2.898365

Totals	60	764,284,906.15	100.00%	112	3.4846	2.988607

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2490% or less	7	201,426,289.31	26.35%	134	2.6989	5.071783	12 months or less	44	764,284,906.15	100.00%	112	3.4846	2.988607
	3.2500% to 3.4990%	8	126,507,969.04	16.55%	115	3.3290	2.675276	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9990%	20	349,660,291.94	45.75%	99	3.7635	2.245004	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	9	86,690,355.86	11.34%	112	4.4126	1.604842	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	43	724,658,616.84	94.82%	105	3.5349	3.044854	Interest Only	23	478,737,500.00	62.64%	103	3.3650	3.646879
	120 months or greater	1	39,626,289.31	5.18%	236	2.5649	1.960000	300 months or less	1	39,626,289.31	5.18%	236	2.5649	1.960000
	Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607	352 months or greater	20	245,921,116.84	32.18%	110	3.8657	1.872887
								Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		44	764,284,906.15	100.00%	112	3.4846	2.988607				None
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	764,284,906.15	100.00%	112	3.4846	2.988607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30319818	MF	New York	NY	Actual/360	2.320%	149,833.33	0.00	0.00	N/A	06/01/31	--	75,000,000.00	75,000,000.00	11/01/21
2A1	30319819	OF	Pittsburgh	PA	Actual/360	3.683%	158,572.28	0.00	0.00	N/A	06/01/26	--	50,000,000.00	50,000,000.00	10/01/21
2A3-1	30319820				Actual/360	3.683%	31,714.46	0.00	0.00	N/A	06/01/26	--	10,000,000.00	10,000,000.00	10/01/21
3A2-1	30507472	RT	Austin	TX	Actual/360	3.094%	133,213.89	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	11/01/21
4	30319821	RT	Huntington Park	CA	Actual/360	3.280%	112,977.78	0.00	0.00	N/A	05/01/31	--	40,000,000.00	40,000,000.00	11/01/21
5	30319822	SS	Various	Various	Actual/360	2.565%	87,726.63	93,030.25	0.00	N/A	07/01/41	--	39,719,319.56	39,626,289.31	11/01/21
6	30319823	OF	Long Beach	CA	Actual/360	3.870%	123,302.50	0.00	0.00	N/A	07/06/26	--	37,000,000.00	37,000,000.00	11/06/21
7	30319824	OF	Farmers Branch	TX	Actual/360	3.720%	116,281.00	0.00	0.00	N/A	07/01/31	--	36,300,000.00	36,300,000.00	11/01/21
8	30319825	MF	Brooklyn	NY	Actual/360	3.820%	108,551.67	0.00	0.00	N/A	07/06/31	--	33,000,000.00	33,000,000.00	11/06/21
9	30319826	RT	Evanston	IL	Actual/360	3.935%	88,947.40	0.00	0.00	N/A	05/06/31	--	26,250,000.00	26,250,000.00	11/06/21
10	30319827	IN	Warrendale	PA	Actual/360	3.690%	82,758.38	37,687.62	0.00	N/A	06/01/31	--	26,045,122.44	26,007,434.82	11/01/21
11	30319828	RT	Snohomish	WA	Actual/360	3.320%	72,329.89	0.00	0.00	N/A	06/01/31	--	25,300,000.00	25,300,000.00	11/01/21
12A2	30530153	98	Iselin	NJ	Actual/360	3.938%	76,197.02	7,500.00	0.00	N/A	06/06/31	--	22,470,000.00	22,462,500.00	11/06/21
13	30319829	OF	Sparks	MD	Actual/360	4.485%	76,953.88	24,205.01	0.00	N/A	07/06/31	--	19,925,485.17	19,901,280.16	11/06/21
14	30319830	IN	Boulder	CO	Actual/360	3.325%	53,972.05	29,501.26	0.00	N/A	05/01/31	--	18,850,290.95	18,820,789.69	11/01/21
15	30319831	RT	Tampa	FL	Actual/360	3.546%	56,489.75	0.00	0.00	N/A	07/06/31	--	18,500,000.00	18,500,000.00	11/06/21
16	30319832	OF	Richmond	VA	Actual/360	3.150%	44,756.25	0.00	0.00	N/A	07/06/26	--	16,500,000.00	16,500,000.00	11/06/21
17	30319833	MF	Durant	OK	Actual/360	3.840%	50,344.00	0.00	0.00	N/A	06/06/31	--	15,225,000.00	15,225,000.00	11/06/21
18	30319834	RT	Various	Various	Actual/360	4.420%	57,177.59	18,615.80	0.00	N/A	06/06/31	--	15,022,573.95	15,003,958.15	11/06/21
19	30319835	MF	Casa Grande	AZ	Actual/360	3.850%	46,413.89	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	11/01/21
20	30319836	MU	Richmond	VA	Actual/360	3.800%	42,538.89	0.00	0.00	N/A	07/06/31	--	13,000,000.00	13,000,000.00	11/06/21
21	30319837	RT	East Brunswick	NJ	Actual/360	4.018%	43,249.31	0.00	0.00	N/A	07/06/31	--	12,500,000.00	12,500,000.00	11/06/21
22	30319838	Various Brooklyn		NY	Actual/360	4.010%	39,710.14	0.00	0.00	N/A	05/06/31	--	11,500,000.00	11,500,000.00	11/06/21
23	30319839	MU	Richmond	VA	Actual/360	3.264%	30,214.67	0.00	0.00	N/A	07/06/31	--	10,750,000.00	10,750,000.00	11/06/21
24	30319840	RT	York	PA	Actual/360	3.415%	29,995.08	0.00	0.00	N/A	07/06/31	--	10,200,000.00	10,200,000.00	11/06/21
25	30319841	IN	Mexico	MO	Actual/360	4.850%	41,313.25	11,192.09	0.00	N/A	05/01/31	--	9,892,099.18	9,880,907.09	11/01/21
26	30319842	MF	Brooklyn	NY	Actual/360	3.610%	28,754.65	0.00	0.00	N/A	07/01/31	--	9,250,000.00	9,250,000.00	11/01/21
27	30319843	SS	Westminster	CO	Actual/360	3.500%	24,412.50	0.00	0.00	N/A	07/06/31	--	8,100,000.00	8,100,000.00	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30319844	RT	Highland	IN	Actual/360	3.430%	23,478.99	12,070.40	0.00	N/A	07/06/31	--	7,949,249.75	7,937,179.35	11/06/21
29	30319845	SS	Washington	PA	Actual/360	3.220%	21,627.67	0.00	0.00	N/A	07/06/31	--	7,800,000.00	7,800,000.00	11/06/21
30	30319846	RT	Berwick	PA	Actual/360	3.375%	21,796.88	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	11/06/21
31	30319847	MU	New York	NY	Actual/360	2.740%	15,336.39	0.00	0.00	N/A	06/01/31	--	6,500,000.00	6,500,000.00	11/01/21
32	30319848	RT	West Islip	NY	Actual/360	3.065%	15,835.83	0.00	0.00	N/A	07/01/31	--	6,000,000.00	6,000,000.00	11/01/21
33	30319849	MF	Indianapolis	IN	Actual/360	3.720%	19,136.41	8,548.49	0.00	N/A	07/06/31	--	5,973,905.61	5,965,357.12	11/06/21
34	30319850	IN	Columbus	OH	Actual/360	3.485%	18,005.83	0.00	0.00	N/A	07/06/31	--	6,000,000.00	6,000,000.00	11/06/21
35	30319851	RT	Vancouver	WA	Actual/360	3.670%	18,645.64	0.00	0.00	N/A	06/05/31	--	5,900,000.00	5,900,000.00	11/05/21
36	30319852	SS	Various	Various	Actual/360	3.947%	18,693.43	0.00	0.00	N/A	07/06/31	--	5,500,000.00	5,500,000.00	11/06/21
37	30319853	OF	Johns Creek	GA	Actual/360	4.110%	19,210.85	7,155.09	0.00	N/A	07/06/26	--	5,428,071.73	5,420,916.64	11/06/21
38	30319854	MF	Cocoa Beach	FL	Actual/360	4.430%	18,959.17	0.00	0.00	N/A	07/06/31	--	4,970,000.00	4,970,000.00	11/06/21
39	30319855	MU	Brooklyn	NY	Actual/360	3.570%	13,833.75	0.00	0.00	N/A	07/01/31	--	4,500,000.00	4,500,000.00	11/01/21
40	30319856	IN	Pompano Beach	FL	Actual/360	3.590%	13,911.25	0.00	0.00	N/A	07/06/31	--	4,500,000.00	4,500,000.00	11/06/21
41	30319857	RT	Menlo Park	CA	Actual/360	5.300%	19,335.86	4,264.59	0.00	N/A	07/06/31	--	4,236,706.13	4,232,441.54	11/06/21
42	30319858	IN	Lake Worth Beach	FL	Actual/360	3.830%	13,851.83	0.00	0.00	N/A	06/06/31	--	4,200,000.00	4,200,000.00	11/06/21
43	30319859	OF	Downers Grove	IL	Actual/360	4.865%	13,759.93	3,683.92	0.00	N/A	06/01/31	--	3,284,536.20	3,280,852.28	11/01/21
Totals							2,294,121.84	257,454.52	0.00				764,542,360.67	764,284,906.15
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	--	--	--	0.00	0.00	158,357.00	158,357.00	0.00	0.00
2A3-1	0.00	0.00	--	--	--	0.00	0.00	31,671.40	31,671.40	0.00	0.00
3A2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	4,644.28	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	637.65	0.00
Totals	0.00	0.00				0.00	0.00	190,028.40	190,028.40	5,281.93	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.484627%	3.464151%	112
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.484622%	3.464147%	113
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.484625%	3.464150%	114
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.484620%	3.464146%	115
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2A1	30319819	10/01/21	0	B	158,357.00	158,357.00	0.00		50,000,000.00
2A3-1	30319820	10/01/21	0	B	31,671.40	31,671.40	0.00		10,000,000.00
Totals					190,028.40	190,028.40	0.00		60,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		118,920,917	118,920,917		0	0
> 60 Months		645,363,990	645,363,990		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	764,284,906	764,284,906	0	0	0	0
Oct-21	764,542,361	764,542,361	0	0	0	0
Sep-21	764,815,008	764,815,008	0	0	0	0
Aug-21	765,070,929	765,070,929	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	54.58	0.00	0.00	0.00
2A3-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.92	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	65.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			65.50

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28